Goodwill and Other Intangible Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Goodwill	$ 4,264,845,000	$ 4,150,247,000	$ 4,157,927,000
Goodwill and Other Intangibles Assets (Textual) [Abstract]
Intangible assets acquired during the year	3,800,000
Gross, intangible asset subject to amortization	60,000,000	60,500,000
Net, intangible asset subject to amortization	30,600,000	36,100,000
Net, intangible asset not subject to amortization	46,900,000	44,400,000
Weighted-average amortization	9
Gross carrying amount of capitalized software	451,000,000	356,500,000
Net carrying amount considering accumulated amortization	241,300,000	209,400,000
Capitalized costs for internal-use software in development stage	109,300,000
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	8,100,000	12,200,000	13,000,000
Amortization expense for 2012	7,400,000
Amortization expense for 2013	4,700,000
Amortization expense for 2014	2,900,000
Amortization expense for 2015	2,500,000
Amortization expense for 2016	2,300,000
Amortization expense, thereafter	10,800,000
Significant system conversions [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated amortization period	8
Capitalized Internal Use Software [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	70,500,000	48,200,000	32,500,000
Amortization expense for 2012	81,000,000
Amortization expense for 2013	70,800,000
Amortization expense for 2014	35,100,000
Amortization expense for 2015	17,300,000
Amortization expense for 2016	15,400,000
Amortization expense, thereafter	21,700,000
Estimated amortization period	3
Hospital Operations Reporting Unit [Member]
Goodwill [Line Items]
Goodwill	4,200,000,000	4,100,000,000
Home Care Agency Operations Reporting Unit [Member]
Goodwill [Line Items]
Goodwill	40,500,000	35,900,000
Hospital Management Services Reporting Unit [Member]
Goodwill [Line Items]
Goodwill	$ 33,300,000	$ 33,300,000